Convertible Note (Details Narrative) - Mr. John Gray [Member] - USD ($)	Feb. 12, 2021	Jan. 08, 2021
Convertible promissory note		$ 500,000
Debt instrument interest rate		6.00%
Debt instrument maturity date		Jan. 06, 2022
Conversion price per share		$ 0.50
Original issue discount		$ 30,000
Conversion of stock shares issued	1,000,000